LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of liabilities in respect of government grants [Abstract]
Schedule of Liabilities in Respect of Government Grants

	2019	2018

Balance at January 1,	$3,886	$3,542
Grants received	493	354
Royalties paid	(44)	(66)
BIRD repayment	(546)	-
Amounts recorded in profit or loss	(427)	56

Balance at December 31,	$3,362	$3,886